General and Administrative Expenses	12 Months Ended
Dec. 31, 2025
General and Administrative Expenses [Abstract]
GENERAL AND ADMINISTRATIVE EXPENSES
8	GENERAL AND ADMINISTRATIVE EXPENSES

	2025	2024	2023
	USD	USD	USD

Salaries and other related benefits	16,038,895	14,008,123	11,082,572
Insurance expense	952,089	1,040,793	1,047,939
Provision for employee’s end of service benefit (note 21)	844,197	762,891	431,439
Rent and related charges	587,668	808,969	670,557
License fees	583,681	419,203	84,386
Depreciation of property and equipment (note 15)	500,704	498,270	486,771
Provision for expected credit losses (note 17)	549,564	453,643	-
Travel expenses	206,100	216,998	248,740
Depreciation of rights-of-use assets	112,056	121,078	154,247
Utilities	109,504	116,519	92,766
Bad debts	18,897	17,327	18,151
Amortization of intangible assets (note 16)	14,709	134,285	32,793
Settlement fees*	-	-	2,000,000
Employees’ share-based compensation	-	-	359,365
Other expenses	232,149	235,333	370,525
	20,750,213	18,833,432	17,080,251

*	The amount relates to a settlement agreement incurred in 2023 with content owner, related to differing opinions of both parties in reference to distribution of content for certain customers. As of December 31, 2024 the entirety of the amount has been settled.